Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Preferred shares of no-par value per share (in Dollars per share)
Preferred shares, Authorized	0	25,348,176
Preferred shares, Issued	0	13,739,186
Preferred shares, outstanding	0	13,739,186
Ordinary shares of no-par value per share (in Dollars per share)
Ordinary shares, Authorized	362,116,800	72,423,360
Ordinary shares, Issued	69,105,000	40,528,913
Ordinary shares, outstanding	69,105,000	40,528,913